Notes Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023
Notes Receivable [Line Items]
Aggregate amount	$ 13,850			$ 21,850
Bank acceptance amount	$ 12,860	$ 1,830		$ 19,350
Notes receivables [Member]
Notes Receivable [Line Items]
Maturity months	6 months
Allowance for expected credit losses
Bank of Hangzhou [Member]
Notes Receivable [Line Items]
Aggregate amount	$ 13,850	$ 3,290